Note 16 - Basic and Diluted Net Income Per Common Share (Tables)	12 Months Ended
Mar. 31, 2014
Note 16 - Basic and Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Yen			U.S. Dollars
	2012	2013	2014	2014

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥89.82	¥130.76	¥100.26	$0.97

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥89.78	¥130.65	¥100.14	$0.97

Numerator [Member]
Note 16 - Basic and Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share Calculation [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014

Numerator―
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥3,640,963	¥5,300,654	¥4,442,237	$43,137

Denominator [Member]
Note 16 - Basic and Diluted Net Income Per Common Share (Tables) [Line Items]
Schedule of Earnings Per Share Calculation [Table Text Block]
	Number of Shares
	2012	2013	2014

Denominator:
Weighted-average common shares outstanding―basic	40,536,800	40,536,800	44,306,680
Dilutive effect of stock options	19,600	35,800	54,403
Weighted-average common shares outstanding―diluted	40,556,400	40,572,600	44,361,083